UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     July 25, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $110,664 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1759    25280 SH       SOLE                    25280        0        0
ALTERA CORP                    COM              021441100     3754   181371 SH       SOLE                   174275        0     7096
AMGEN INC                      COM              031162100      613    13000 SH       SOLE                    13000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     3248    96243 SH       SOLE                    93360        0     2883
AT&T INC                       COM              00206R102     4143   122971 SH       SOLE                   118432        0     4539
BHP BILLITON LTD               SPONSORED ADR    088606108     4860    57045 SH       SOLE                    54898        0     2147
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     4741    86445 SH       SOLE                    82961        0     3484
CHUBB CORP                     COM              171232101     3988    81380 SH       SOLE                    78083        0     3297
E M C CORP MASS                COM              268648102     3766   256398 SH       SOLE                   247899        0     8499
EXXON MOBIL CORP               COM              30231g102      426     4836 SH       SOLE                     4836        0        0
GARMIN LTD                     ORD              G37260109     3488    81424 SH       SOLE                    78099        0     3325
INTERNATIONAL BUSINESS MACHS   COM              459200101     4790    40413 SH       SOLE                    39039        0     1374
INTUIT                         COM              461202103     3932   142628 SH       SOLE                   137159        0     5469
ISHARES INC                    MSCI GERMAN      464286806     1461    49610 SH       SOLE                    46068        0     3542
ISHARES INC                    MSCI MALAYSIA    464286830     1427   137247 SH       SOLE                   127574        0     9673
ISHARES TR                     FTSE XNHUA IDX   464287184     2254    17225 SH       SOLE                    15657        0     1568
JACOBS ENGR GROUP INC DEL      COM              469814107     4585    56811 SH       SOLE                    54100        0     2711
JOHNSON & JOHNSON              COM              478160104     4001    62178 SH       SOLE                    60020        0     2158
LAS VEGAS SANDS CORP           COM              517834107     2169    45713 SH       SOLE                    43723        0     1990
M & T BK CORP                  COM              55261F104     1299    18420 SH       SOLE                    18420        0        0
MANITOWOC INC                  COM              563571108     3083    94766 SH       SOLE                    91571        0     3195
MEADWESTVACO CORP              COM              583334107     1572    65960 SH       SOLE                    65960        0        0
MERRILL LYNCH & CO INC         COM              590188108     2802    88357 SH       SOLE                    84938        0     3419
MORGAN STANLEY INDIA INVS FD   COM              61745c105      806    35791 SH       SOLE                    33557        0     2234
NABORS INDUSTRIES LTD          SHS              G6359F103     5964   121154 SH       SOLE                   117040        0     4114
NOBLE CORPORATION              SHS              G65422100     5832    89779 SH       SOLE                    86505        0     3274
PENTAIR INC                    COM              709631105     3840   109654 SH       SOLE                   106170        0     3484
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936d107     2082    92592 SH       SOLE                    85434        0     7158
QUALCOMM INC                   COM              747525103     4189    94411 SH       SOLE                    90907        0     3504
SANOFI AVENTIS                 SPONSORED ADR    80105N105     2643    79522 SH       SOLE                    75850        0     3672
SIEMENS A G                    SPONSORED ADR    826197501     3458    31400 SH       SOLE                    30340        0     1060
STRYKER CORP                   COM              863667101     4118    65490 SH       SOLE                    63095        0     2395
TARGET CORP                    COM              87612E106     3352    72099 SH       SOLE                    69433        0     2666
TIDEWATER INC                  COM              886423102     4585    70505 SH       SOLE                    67947        0     2558
WELLS FARGO & CO NEW           COM              949746101     1634    68790 SH       SOLE                    68790        0        0